INTANGIBLE ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	$ 102,090	$ 106,252
Changes
Additions	6,751	10,545
Additions through business combination		5,162
Disposals	(1,768)	(10)
Amortization	(18,487)	(15,561)
Increase (Decrease) related to foreign currency translation	500	(162)
Other Increases (Decreases)	(4,876)	(4,136)
Changes Total	(17,880)	(4,162)
Closing Balance	84,210	102,090
Intangible assets under development [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	2,665	14,030
Changes
Additions	2,929	1,760
Disposals	(1,121)
Other Increases (Decreases)	408	(13,125)
Changes Total	2,216	(11,365)
Closing Balance	4,881	2,665
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	31,877	25,035
Changes
Additions	3,265	6,084
Disposals	(647)	(10)
Amortization	(12,284)	(10,112)
Increase (Decrease) related to foreign currency translation	451	(277)
Other Increases (Decreases)	4,606	11,157
Changes Total	(4,609)	6,842
Closing Balance	27,268	31,877
Water rights [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	5,684	5,966
Changes
Other Increases (Decreases)		(282)
Changes Total		(282)
Closing Balance	5,684	5,684
Customer [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	35,092	39,981
Changes
Amortization	(5,940)	(5,120)
Increase (Decrease) related to foreign currency translation	65	231
Other Increases (Decreases)	1
Changes Total	(5,874)	(4,889)
Closing Balance	29,218	35,092
Other [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Opening Balance	26,772	21,240
Changes
Additions	557	2,701
Additions through business combination		5,162
Amortization	(263)	(329)
Increase (Decrease) related to foreign currency translation	(16)	(116)
Other Increases (Decreases)	(9,891)	(1,886)
Changes Total	(9,613)	5,532
Closing Balance	$ 17,159	$ 26,772